Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Redeemable non-controlling interests
Redeemable non-controlling interests							¥ 3,860,384	¥ 3,557,221		$ 543,724
Cash investments received									¥ 100,000
NIO China
Redeemable non-controlling interests
Cash investments received	¥ 2,000,000				¥ 5,000,000	¥ 5,000,000
Minority interest (in percentage)	8.612%
Percentage of ownership interest held (as a percent)				3.305%
Accretion of redeemable non-controlling interests to redemption value							¥ 303,163	¥ 279,355	¥ 6,586,579
Period to submit application for a Qualified Initial Public Offering							48 months
Period to complete the Qualified Initial Public Offering							60 months
Annual interest rate (as a percent)							8.50%			8.50%
Strategic Investors | NIO China
Redeemable non-controlling interests
Cash injected		¥ 7,000,000		¥ 5,500,000
Cash investments received	¥ 511,458		¥ 2,500,000
Minority interest (in percentage)			1.418%
Accretion of redeemable non-controlling interests to redemption value			¥ 2,023,534
Strategic Investors | NIO China | Maximum
Redeemable non-controlling interests
Cash injected				¥ 10,000,000
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Percentage of indirect interest in total paid-in capital							92.114%	92.114%